Merger	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Merger
2.	MERGER
Effective September 18, 2021 the Company completed its merger with GNBF by acquiring 100% of the outstanding common shares of GNBF.
Pursuant to the Merger Agreement, GNBF merged with and into LINKBANCORP with LINKBANCORP as the surviving corporation. Additionally, LINKBANK, the wholly owned subsidiary of LINKBANCORP merged with and into The Gratz Bank, a wholly owned subsidiary of GNBF with The Gratz Bank as the surviving bank subsidiary of the Company. This transaction, in total, is herein referred to as the Merger.

The Merger constituted a business combination and was accounted for as a reverse acquisition using the acquisition method of accounting, in accordance with the provisions of FASB ASC 805 Business Combinations. As such, GNBF was the accounting acquirer and LINKBANCORP was the accounting acquiree and the historical financial statements of the combined company are the historical financial statements of GNBF.
Under the Merger Agreement, GNBF shareholders had the opportunity to elect to receive $87.68 per share in cash or 7.3064 of LINKBANCORP common
 shares for each share they
owned. The Merger
 agreement provided for proration procedures intended to ensure that, in the aggregate, at least

80% of the GNBF common shares outstanding be exchanged for LINKBANCORP common stock. The Merger was effective on

September 18, 2021, with the GNBF shareholders collectively electing to receive cash for 14.865% of their shares and LINKBANCORP common shares for 85.135% of existing GNBF shares. These elections resulted in LINKBANCORP issuing 4.85 million common shares to

GNBF shareholders which represented approximately 49.4% of the post-merger outstanding common shares of the Company.
In accordance with FASB ASC
805-40-30-2,
the fair value consideration of a reverse acquisition is determined based on a number of hypothetical equity interest the legal acquiree would have had to issue to give the owners of the legal acquirer the same percentage equity interest in the combined entity that results from the reverse acquisition.
The total fair value consideration was $71.5 million which consisted of $54.0 million for the fair value of common stock issued, $10.1 million in cash consideration and $7.4 million for the fair value of LINKBANCORP options and warrants. The consideration assigned to cash and common stock in this reverse acquisition was determined based on the hypothetical number of equity interests that GNBF would have had to issue to give
LINKBANCORRP
shareholders a 50.62%
ownership, the same percentage equity interest in the combined entity that results from the reverse acquisition. The allocation of the consideration assigned to cash and common stock was allocated between the actual cash to be paid by the legal acquirer with the resultant amount being assigned to common equity.

The following table summarizes the fair value consideration paid for GNBF as of the date of acquisition:

(Dollars in thousands except per share amounts)
Total GNBF common shares outstanding	779,000
GNBF shares outstanding exchanged for LINKBANCORP, Inc. common stock	663,240
GNBF shares outstanding exchanged for cash	115,760
Exchange Ratio	7.3064
LINKBANCORP, Inc. shares to be issued to GNBF shareholders	4,845,897
LINKBANCORP, Inc. Shares currently outstanding	4,968,550
Total LINKBANCORP, Inc. shares to be outstanding	9,814,447

GNBF pro forma common share % ownership	49.38%
LINKBANCORP, Inc. pro forma common share % ownership	50.62%

Reverse Acquisition Hypothetical Purchase Price Consideration
GNBF shares outstanding exchanged for LINKBANCORP, Inc. common stock	663,240
Ownership % to be owned by current GNBF shareholders	49.38%
Hypothetical GNBF shares outstanding based on GNBF % ownership	1,343,267
Ownership % by legacy LINKBANCORP, Inc. shareholders	50.62%
Hypothetical GNBF shares to be issued as consideration	680,027
Fair value of GNBF shares (LINKBANCORP, Inc. fair value per share of $12.90 as of 9/17/2021 multiplied by the exchange rate)	$94.25
Purchase price assigned to hypothetical GNBF shares issued to LINKBANCORP, Inc. shareholders	$64,094

LINKBANCORP, Inc. options and warrants	1,962,484
Fair value per options and warrants	$3.76
Purchase price assigned to LINKBANCORP, Inc. options and warrants	7,379

Total purchase price consideration	$71,473

Pro Forma Purchase Price Allocation Between Stock & Cash:
Cash consideration	$10,077
Common Stock	61,396

Total Purchase Price For Accounting Purposes	$71,473
The Company accounts for business combinations under the acquisition method in accordance with ASC Topic 805, Business Combinations. Accordingly, for each transaction, the purchase price is allocated to the fair value of the assets acquired and liabilities assumed as of the date of the acquisition. In conjunction with the adoption of ASU
2015-16,
upon receipt of final fair value estimates during the measurement period, which must be within one year of the acquisition date, the Company records any adjustments to the preliminary fair value estimates in the reporting period in which the adjustments are determined. The Company is continuing to finalize the fair values of loans, intangible assets, and income taxes. As a result, the recorded fair value adjustments are preliminary and may change as additional information becomes available. Based on management’s preliminary valuation of tangible and intangible assets acquired and liabilities assumed, the purchase price for the Merger is allocated in the table below.

Total Consideration in the Merger		$71,473

Calculated Fair Value of Assets Acquired
Cash and cash equivalents	$49,962
Securities available for sale	3,111
Loans	415,905
Premises and equipment	2,087
Right-of-use asset	4,544
Intangible assets	1,246
Investment in bank owned life insurance	4,784
Deferred taxes	3,675
Other assets	4,394

Total Assets Acquired	489,708

Calculated Fair Value of Liabilities Assumed
Deposits	391,160
Long term borrowings	33,034
Subordinated debt	20,740
Operating lease liabilities	4,544
Other liabilities	2,265

Total Liabilities Assumed	451,743
Net Assets Acquired		37,965

Goodwill From the Merger		$33,508

The following table summarizes the Merger as of September 18, 2021:

Total Consideration in the Merger		$71,473

LINKBANCORP, Inc. stockholders’ equity	$43,124
LINKBANCORP, Inc. goodwill and intangibles	(1,353)

Fair Value Adjustments:
Loans
Interest rate	(1,521)
General credit	(6,346)
Credit adjustment for loans acquired with deteriorated credit quality	(1,243)
Remove existing deferred loan fees, net at acquisition	1,192
Remove the allowance for loan losses present at acquisition	4,953
Intangible assets	1,146
Other assets	(991)

Time deposits	(231)
Subordinated debt	(765)

		37,965

Goodwill From the Merger		$33,508

Pursuant to the accounting requirements, the Company assigned a fair value to the assets acquired and liabilities assumed of LINKBANCORP ASC 820 defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.”
The assets acquired and liabilities assumed in the acquisition of LINKBANCORP were recorded at their estimated fair values based on management’s best estimates using information available at the date of the acquisition and are subject to adjustment for up to one year after the closing date of the acquisition. While the fair values are not expected to be materially different from the estimates, any material adjustments to the estimates will be reflected, retroactively, as of the date of the acquisition. The items most susceptible to adjustment are the fair value adjustments on loans, core deposit intangible and the deferred income tax assets resulting from the acquisition. Fair values of the major categories of assets acquired and liabilities assumed were determined as follows:
Investment securities
available-for-sale
The estimated fair values of the investment securities available for sale, primarily comprised of U.S. Government agency mortgage-backed securities were determined using Level 1 and Level 2 inputs in the fair value hierarchy. A fair value premium of $96 thousand was recorded and will be amortized over the estimated life of the investments using the interest rate method.
Loans
Acquired loans (performing and non-performing) are initially recorded at their acquisition-date fair values using Level 3 inputs. Fair values are based on a discounted cash flow methodology that involves assumptions and judgments as to credit risk, expected lifetime losses, environmental factors, collateral values, discount rates, expected payments and expected prepayments. Specifically, the Company has prepared three separate loan fair value adjustments that it believed a market participant might employ in estimating the entire fair value adjustment for the acquired loan portfolio. The three fair value adjustments employed were for loans acquired without evidence of credit quality deterioration, the Company prepared the interest rate loan fair value and credit fair value adjustments and for ASC 310-30 purchased credit impaired loans a specific credit fair value adjustment was made. The acquired loans were recorded at fair value at the acquisition date without carryover of LINKBANCORP’s previously established allowance for loan losses. The fair value of the financial assets acquired included loans receivable with an unpaid principal balance of
 $425.0
million.
The table below illustrates the fair value adjustments made to the amortized cost basis in order to present the fair value of the loans acquired.

Unpaid principal balance at Merger	$425,015
Interest rate fair value adjustment on pools of homogeneous loans	(1,520)
Credit fair value adjustment on pools of homogeneous loans	(6,347)
Credit fair value adjustment on purchased credit impaired loans	(1,243)

Fair value of acquired loans	$415,905

For loans acquired without evidence of credit quality deterioration were grouped into homogeneous pools by characteristics such as loan type, term, collateral, and rate. Market rates for similar loans were obtained from various internal and external data sources. From each pool a monthly expected cash flow was prepared that incorporated expected monthly payments, impact of prepayments and expected monthly net charge-offs. A discounted cash flow was calculated for each pool to estimate the fair value. In this analysis the fair value adjustment was bifurcated into two components an interest rate fair value adjustment and a general credit fair value adjustment. Additionally, it is noted the credit fair value adjustment incorporated assumptions for: 1) expected lifetime credit migration losses; and 2) estimated fair value adjustment for certain qualitative factors. Both the interest rate and credit fair value adjustments relate to loans acquired with evidence of credit quality deterioration will be substantially recognized as interest income on a level yield amortization method over the expected life of the loans.
For loans acquired with evidence of credit quality deterioration, ASC
310-30
loans, the fair value was calculated with a non-accretable fair value discount based on an adjusted collateral value and if there was a collateral shortfall a non-accretable discount was established. This non-accretable discount would not be amortized for GAAP purposes. In additional an accretable yield fair value discount was created to reflect the time value of money a market participant would discount the loan for the time it would take to recover the adjusted collateral value. The accretable yield fair value will be recognized over the workout period of the loan on a level yield basis as a component of interest income.
The following table presents the acquired purchased credit impaired loans receivable at the Merger Date:

Contractual principal and interest at Merger	$8,509
Nonaccretable difference	(2,716)

Expected cash flows at Merger	5,793
Accretable yield	(409)

Fair value of purchased credit impaired loans	$5,384

Facilities Leases
The Company assumed leases on four
facilities of LINKBANCORP. The Company believed that the current lease costs were at market terms therefore no fair value adjustment is needed. LINKBANCORP did not operate any owned facilities.
Core Deposit Intangible
The fair value of the core deposit intangible was determined based on a discounted cash flow analysis using a discount rate commensurate with market participants. To calculate cash flows, deposit account servicing costs (net of deposit fee income) and interest expense on deposits were compared to the higher cost of alternative funding sources available through national brokered CD offering rates and FHLB advance rates. The projected cash flows were developed using expected deposit attrition. The core deposit intangible will be amortized over ten years using the sum-of-years
digits method.
Time Deposits
The fair value adjustment for time deposits was based on a discounted cash flow methodology of the contract rates and contractual repayments of fixed maturity deposits using prevailing market interest rates for similar-term time deposits. The time deposit fair value adjustment will be amortized into income on a level yield amortization method over the contractual life of the deposits.

Long Term Borrowings
The Company reviewed the cost of the borrowings to market interest rates for similar instruments and believed that the rates were comparable and that no fair value adjustment was recorded.

Subordinated Debt
The fair value of the subordinated debt was determined using a discounted cash flow method using a market participant discount rate for similar instruments. The subordinated debt fair value adjustment will be amortized into income on a level yield amortization method based upon the assumed market rate and the term of the subordinated debt.
Pro Forma Combined Results of Operations
The following pro forma financial information presents the consolidated results of operations of GNBF and LINKBANCORP as if the Merger occurred as of January 1, 2021 with pro forma adjustments. The pro forma adjustments give effect to any change in interest income due to the accretion of discounts (premiums) associated with the fair value adjustments of acquired loans, any change in interest expense due to estimated premium amortization/discount accretion associated with the fair value adjustments to acquired time deposits and other debt, and the amortization of the core deposit intangible that would have resulted had the deposits been acquired as of January 1, 2021. Merger related expenses incurred by the Company during the three and six months ended June 30, 2021 are not reflected in the pro forma amounts. The pro forma information does not necessarily reflect the results of operations that would have occurred had GNBF merged with LINKBANCORP at the beginning of 2021. The pro forma amounts for the three and six months ended June 30, 2021 do not reflect the anticipated cost savings that had not yet been realized.

(Dollars in thousands)	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021

Net interest income	$7,381	$13,737
Non-interest income	803	1,483
Net income	2,280	6,502
Basic earnings per common share	$0.23	$0.66
Diluted earnings per common share	$0.22	$0.64

2.	MERGER
As described in Note 1. Summary of Significant Accounting Policies, effective September 18, 2021 the Company completed its merger with GNBF by acquiring 100% of the outstanding common shares of GNBF.
Pursuant to the Merger Agreement, GNBF merged with and into LINKBANCORP, Inc. with LINKBANCORP, Inc. as the surviving corporation. Additionally, LINKBANK, the wholly owned subsidiary of LINKBANCORP, Inc. merged with and into The Gratz Bank, a wholly owned subsidiary of GNBF with The Gratz Bank as the surviving bank subsidiary of the Company. This transaction, in total, is herein referred to as the Merger.
The Merger constituted a business combination and was accounted for as a reverse acquisition using the acquisition method of accounting, in accordance with the provisions of FASB ASC 805 Business Combinations. As such, GNBF was the accounting acquirer and LINKBANCORP, Inc. was the accounting acquiree and the historical financial statements of the combined company are the historical financial statements of GNBF.
Under the Merger Agreement, GNBF shareholders had the opportunity to elect to receive $87.68 per share in cash or 7.3064 of LINKBANCORP, Inc. common shares for each share they own. The agreement provided for proration procedures intended to ensure that, in the aggregate, at least 80% of the GNBF common shares outstanding will be exchanged for LINKBANCORP, Inc. common stock. The Merger was effective on September 18, 2021, with the GNBF shareholders collectively electing to receive cash for 14.865% of their shares and LINKBANCORP, Inc. common shares for 85.135% of existing GNBF shares. These elections resulted in LINKBANCORP issuing 4.85 million common shares to GNBF shareholders which represented approximately 49.4% of the post-merger outstanding common shares of the Company.
In accordance with FASB ASC
805-40-30-2,
the fair value consideration of a reverse acquisition is determined based on a number of hypothetical equity interest the legal acquiree would have had to issue to give the owners of the legal acquirer the same percentage equity interest in the combined entity that results from the reverse acquisition.
The total fair value consideration was $71.5 million which consisted of $54.0 million for the fair value of common stock issued, $10.1 million in cash consideration and $7.4 million for the fair value of LINKBANCORP, Inc. options and warrants. The consideration assigned to cash and common stock in this reverse acquisition was determined based on the hypothetical number of equity interests that GNBF would have had to issue to give LINK shareholders a 50.62% ownership, the same percentage equity interest in the combined entity that results from the reverse acquisition. The allocation of the consideration assigned to cash and common stock was allocated between the actual cash to be paid by the legal acquirer with the resultant amount being assigned to common equity.
The following table summarizes the fair value consideration paid for GNBF as of the date of acquisition:

(Dollars in thousands except per share amounts)
Total GNBF common shares outstanding	779,000
GNBF shares outstanding exchanged for LINKBANCORP, Inc. common stock	663,240
GNBF shares outstanding exchanged for cash	115,760
Exchange Ratio	7.3064
LINKBANCORP, Inc. shares to be issued to GNBF shareholders	4,845,897
LINKBANCORP, Inc. Shares currently outstanding	4,968,550
Total LINKBANCORP, Inc. shares to be outstanding	9,814,447
GNBF pro forma common share % ownership	49.38%
LINKBANCORP, Inc. pro forma common share % ownership	50.62%
Reverse Acquisition Hypothetical Purchase Price Consideration
GNBF shares outstanding exchanged for LINKBANCORP, Inc. common stock	663,240
Ownership % to be owned by current GNBF shareholders	49.38%
Hypothetical GNBF shares outstanding based on GNBF % ownership	1,343,267
Ownership % by legacy LINKBANCORP, Inc. shareholders	50.62%
Hypothetical GNBF shares to be issued as consideration	680,027
Fair value of GNBF shares (LINKBANCORP, Inc. fair value per share of $12.90 as of 9/17/2021 multiplied by the exchange rate)	$94.25
Purchase price assigned to hypothetical GNBF shares issued to LINKBANCORP, Inc. shareholders	$64,094
LINKBANCORP, Inc. options and warrants	1,962,484
Fair value per options and warrants	$3.76
Purchase price assigned to LINKBANCORP, Inc. options and warrants	7,379

Total purchase price consideration	$71,473

Pro Forma Purchase Price Allocation Between Stock & Cash:
Cash consideration	$10,077
Common Stock	61,396

Total Purchase Price For Accounting Purposes	$71,473

The Company accounts for business combinations under the acquisition method in accordance with ASC Topic 805, Business Combinations. Accordingly, for each transaction, the purchase price is allocated to the fair value of the assets acquired and liabilities assumed as of the date of the acquisition. In conjunction with the adoption of ASU
2015-16,
upon receipt of final fair value estimates during the measurement period, which must be within one year of the acquisition date, the Company records any adjustments to the preliminary fair value estimates in the reporting period in which the adjustments are determined. The Company is continuing to finalize the fair values of loans, intangible assets, and income taxes. As a result, the recorded fair value adjustments are preliminary and may change as additional information becomes available. Based on management’s preliminary valuation of tangible and intangible assets acquired and liabilities assumed, the purchase price for the Merger is allocated in the table below.

Total Consideration in the Merger		$71,473
Calculated Fair Value of Assets Acquired
Cash and cash equivalents	$49,962
Securities available for sale	3,111
Loans	415,905
Premises and equipment	2,087
Right-of-use asset	4,544
Intangible assets	1,246
Investment in bank owned life insurance	4,784
Deferred taxes	3,675
Other assets	4,394

Total Assets Acquired	489,708
Calculated Fair Value of Liabilities Assumed
Deposits	391,160
Long term borrowings	33,034
Subordinated debt	20,740
Operating lease liabilities	4,544
Other liabilities	2,265

Total Liabilities Assumed	451,743
Net Assets Acquired		37,965

Goodwill From the Merger		$33,508

The following table summarizes the Merger as of September 18, 2021:

Total Consideration in the Merger		$71,473
LINKBANCORP, Inc. stockholders’ equity	$43,124
LINKBANCORP, Inc. goodwill and intangibles	(1,353)
Fair Value Adjustments:
Loans
Interest rate	(1,521)
General credit	(6,346)
Credit adjustment for loans acquired with deteriorated credit quality	(1,243)
Remove existing deferred loan fees, net at acquisition	1,192
Remove the allowance for loan losses present at acquisition	4,953
Intangible assets	1,146
Other assets	(991)
Time deposits	(231)
Subordinated debt	(765)

		37,965

Goodwill From the Merger		$33,508

Pursuant to the accounting requirements, the Company assigned a fair value to the assets acquired and liabilities assumed of LINKBANCORP, Inc. ASC 820 defines fair value as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.”
The assets acquired and liabilities assumed in the acquisition of LINKBANCORP, Inc. were recorded at their estimated fair values based on management’s best estimates using information available at the date of the acquisition and are subject to adjustment for up to one year after the closing date of the acquisition. While the fair values are not expected to be materially different from the estimates, any material adjustments to the estimates will be reflected, retroactively, as of the date of the acquisition. The items most susceptible to adjustment are the fair value adjustments on loans, core deposit intangible and the deferred income tax assets resulting from the acquisition.
Goodwill represents consideration transferred in excess of the fair value of the net assets acquired. The goodwill resulting from the acquisition represents the value expected from the expansion of the Company’s market and enhancement of operations and efficiencies. Goodwill acquired in the acquisition is not deductible for tax purposes.
Fair values of the major categories of assets acquired and liabilities assumed were determined as follows:
Investment securities
available-for-sale
The estimated fair values of the investment securities available for sale, primarily comprised of U.S. Government agency mortgage-backed securities were determined using Level 1 and Level 2 inputs in the fair value hierarchy. A fair value premium of $96 was recorded and will be amortized over the estimated life of the investments using the interest rate method.
Loans
Acquired loans (performing and
non-performing)
are initially recorded at their acquisition-date fair values using Level 3 inputs. Fair values are based on a discounted cash flow methodology that involves assumptions and judgments as to credit risk, expected lifetime losses, environmental factors, collateral values, discount rates, expected payments and expected prepayments. Specifically, the Company has prepared three separate loan fair value adjustments that it believed a market participant might employ in estimating the entire fair value adjustment for the acquired loan portfolio. The three fair value adjustments employed were for loans acquired without evidence of credit quality deterioration, the Company prepared the interest rate loan fair value and credit fair value adjustments and for ASC
310-30
purchased credit impaired loans a specific credit fair value adjustment was made. The acquired loans were recorded at fair value at the acquisition date without carryover of LINKBANCORP, Inc.’s previously established allowance for loan losses. The fair value of the financial assets acquired included loans receivable with an unpaid principal balance of $425.0 million.
The table below illustrates the fair value adjustments made to the amortized cost basis in order to present the fair value of the loans acquired.

Unpaid principal balance at merger	$425,015
Interest rate fair value adjustment on pools of homogeneous loans	(1,520)
Credit fair value adjustment on pools of homogeneous loans	(6,347)
Credit fair value adjustment on purchased credit impaired loans	(1,243)

Fair value of acquired loans	$415,905

For loans acquired without evidence of credit quality deterioration were grouped into homogeneous pools by characteristics such as loan type, term, collateral, and rate. Market rates for similar loans were obtained from various internal and external data sources. From each pool a monthly expected cash flow was prepared that incorporated expected monthly payments, impact of prepayments and expected monthly net charge-offs. A discounted cash flow was calculated for each pool to estimate the fair value. In this analysis the fair value adjustment was bifurcated into two components an interest rate fair value adjustment and a general credit fair value adjustment. Additionally, it is noted the credit fair value adjustment incorporated assumptions for: 1) expected lifetime credit migration losses; and 2) estimated fair value adjustment for certain qualitative factors. Both the interest rate and credit fair value adjustments relate to loans acquired with evidence of credit quality deterioration will be substantially recognized as interest income on a level yield amortization method over the expected life of the loans.
For loans acquired with evidence of credit quality deterioration, ASC
310-30
loans, the fair value was calculated with a non-accretable fair value discount based on an adjusted collateral value and if there was a collateral shortfall a non-accretable discount was established. This non-accretable discount would not be amortized for GAAP purposes. In additional an accretable yield fair value discount was created to reflect the time value of money a market participant would discount the loan for the time it would take to recover the adjusted collateral value. The accretable yield fair value will be recognized over the workout period of the loan on a level yield basis as a component of interest income.
The following table presents the acquired purchased credit impaired loans receivable at the merger date:

Contractual principal and interest at merger	$8,509
Nonaccretable difference	(2,716)

Expected cash flows at merger	5,793
Accretable yield	(409)

Fair value of purchased credit impaired loans	$5,384

Facilities Leases
The Company assumed leases on four facilities of LINKBANCORP, Inc.. The Company believed that the current lease costs were at market terms therefore no fair value adjustment is needed. It is noted that LINKBANCORP, Inc. did not operate any owned facilities.
Core Deposit Intangible
The fair value of the core deposit intangible was determined based on a discounted cash flow analysis using a discount rate commensurate with market participants. To calculate cash flows, deposit account servicing costs (net of deposit fee income) and interest expense on deposits were compared to the higher cost of alternative funding sources available through national brokered CD offering rates and FHLB advance rates. The projected cash flows were developed using expected deposit attrition. The core deposit intangible will be amortized over ten years using the sum-of-years
digits method.
Time Deposits
The fair value adjustment for time deposits was based on a discounted cash flow methodology of the contract rates and contractual repayments of fixed maturity deposits using prevailing market interest rates for similar-term time deposits. The time deposit fair value adjustment will be amortized into income on a level yield amortization method over the contractual life of the deposits.
Long Term Borrowings
The Company reviewed the cost of the borrowings to market interest rates for similar instruments and believed that the rates were comparable and that no fair value adjustment was recorded.

Subordinated Debt
The fair value of the subordinated debt was determined using a discounted cash flow method using a market participant discount rate for similar instruments. The subordinated debt fair value adjustment will be amortized into income on a level yield amortization method based upon the assumed market rate and the term of the subordinated debt.
Pro Forma Combined Results of Operations (Unaudited)
The following pro forma financial information presents the consolidated results of operations of GNBF and LINKBANCORP, Inc. as if the Merger occurred as of January 1, 2020 with pro forma adjustments. The pro forma adjustments give effect to any change in interest income due to the accretion of discounts (premiums) associated with the fair value adjustments of acquired loans, any change in interest expense due to estimated premium amortization/discount accretion associated with the fair value adjustments to acquired time deposits and other debt, and the amortization of the core deposit intangible that would have resulted had the deposits been acquired as of January 1, 2020. Merger related expenses incurred by the Company during the year ended December 31, 2021 are not reflected in the pro forma amounts. The pro forma information does not necessarily reflect the results of operations that would have occurred had GNBF merged with LINKBANCORP, Inc. at the beginning of 2020. The pro forma amounts for the years ended December 31, 2021 and 2020 do not reflect the anticipated cost savings that have not yet been realized.

	Twelve months ended December 31,
(Dollars in thousands)	2021	2020
Net interest income	$28,075	$23,392
Non-interest income	2,551	2,403
Net income (loss)	8,159	4,387
Basic earnings (loss) per common share	$0.83	$0.47
Diluted earnings (loss) per common share	$0.80	$0.46